Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 026 [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 7 - Fair Value Measurements:

As of December 31, 2025 and 2024, the Plan’s assets and liabilities subject to Accounting Standard Codification (ASC) 820, Fair Value Measurement, are the Sensient Technologies Corporation stock fund, mutual fund investments, and a common collective trust fund held by the Master Trust. The fair value of Company stock fund and mutual funds are based on December 31, 2025 and 2024 market quotes (Level 1 inputs). The common collective trust fund is measured at fair value using net asset value per share as a practical expedient.

The Company is required to categorize the Master Trust’s assets based on the following fair value hierarchy:

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with observable market data.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.
The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024:

December 31, 2025	Level 1	Total
Sensient Technologies Corporation stock fund	$50,816,997	$50,816,997
Mutual funds	317,052,105	317,052,105
Total assets in the fair value hierarchy	$367,869,102	$367,869,102
Common collective trust fund (A)	-	5,795,206
Total assets at fair value	$367,869,102	$373,664,308

December 31, 2024	Level 1	Total
Sensient Technologies Corporation stock fund	$41,454,698	$41,454,698
Mutual funds	268,796,046	268,796,046
Total assets in the fair value hierarchy	$310,250,744	$310,250,744
Common collective trust fund (A)	-	6,334,727
Total assets at fair value	$310,250,744	$316,585,471

(A)
In accordance with ASC Subtopic 820-10, Fair Value Measurement – Overall, certain investments that were measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. This category includes a common collective trust fund that is designed to deliver safety and stability by preserving principal and accumulating earnings. This fund is primarily invested in benefit-responsive investment contracts issued by insurance companies and other financial institutions, fixed income securities, and money market funds. Participant-directed redemptions have no restrictions; however, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the fund.